Stock-based compensation (Tables) (Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited)	12 Months Ended
Mar. 31, 2013
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Schedule of Share-based Compensation, Stock Options, Activity

The following is a roll-forward of MHFG Stock Plan for the fiscal year ended March 31, 2013:

	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
		(in yen)	(in years)	(in millions of yen)
Outstanding at beginning of fiscal year	19,491,000	1
Granted during fiscal year	11,776,000	1
Exercised during fiscal year	7,365,000	1
Forfeited during fiscal year	39,000	1

Outstanding at end of fiscal year	23,863,000	1	18.69	4,725

Exercisable at end of fiscal year	729,000	1	18.53	144

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

The expected dividend yield is based on the dividend rate of MHFG common stock at the date of grant.

	For the stock acquisition rights granted during the fiscal years ended March 31,
	2012	2013
Risk-free interest rate	0.15%	0.10%
Expected volatility	34.04%	29.30%
Expected remaining term (in years)	2.34	2.42
Expected dividend yield	5.66%	4.69%